Loans And Leases (Tables)	12 Months Ended
Dec. 31, 2019
Loans And Leases [Abstract]
Recorded Invetment In Loans By Portfolio Segment

	December 31, 2019	December 31, 2018
Commercial (1)	$170,646	$126,887
Real estate:
Single-family residential	120,256	118,386
Multi-family residential	39,229	47,651
Commercial	247,543	173,435
Construction	67,652	61,792
Consumer:
Home equity lines of credit	20,941	23,961
Other	4,174	5,583
Subtotal	670,441	557,695
Less: ALLL	(7,138)	(7,012)
Loans and Leases, net	$663,303	$550,683

(1)	Includes $4,779 and $5,403 of commercial leases at December 31, 2019 and December 31, 2018, respectively.

Activity In ALLL By Portfolio Segment

	December 31, 2019
		Real Estate				Consumer
	Commercial	Single-family	Multi-family	Commercial	Construction	Home Equity lines of credit	Other	Total
Beginning balance	$1,819	$1,061	$612	$2,274	$739	$410	$97	$7,012
Addition to (reduction in) provision for loan losses	235	(120)	(165)	225	20	(195)	-	-
Charge-offs	-	-	-	-	-	-	(36)	(36)
Recoveries	-	7	-	105	-	50	-	162
Ending balance	$2,054	$948	$447	$2,604	$759	$265	$61	$7,138

	December 31, 2018
		Real Estate				Consumer
	Commercial	Single-family	Multi-family	Commercial	Construction	Home Equity lines of credit	Other	Total
Beginning balance	$1,984	$912	$660	$2,143	$672	$597	$2	$6,970
Addition to (reduction in) provision for loan losses	(167)	131	(48)	131	67	(209)	95	-
Charge-offs	-	(6)	-	-	-	-	-	(6)
Recoveries	2	24	-	-	-	22	-	48
Ending balance	$1,819	$1,061	$612	$2,274	$739	$410	$97	$7,012

Balance In ALLL And Recorded Investment In Loans By Portfolio Segment And Based On Impairment Method

The following table presents the balance in the ALLL and the recorded investment in loans and leases by portfolio segment and based on impairment method as of December 31, 2019:

		Real Estate				Consumer
	Commercial	Single- family	Multi- family	Commercial	Construction	Home Equity lines of credit	Other	Total
ALLL:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$1	$1	$-	$33	$-	$-	$-	$35
Collectively evaluated for impairment	2,053	947	447	2,571	759	265	61	7,103
Total ending allowance balance	$2,054	$948	$447	$2,604	$759	$265	$61	$7,138

Loans:
Individually evaluated for impairment	$85	$107	$-	$4,420	$-	$-	$-	$4,612
Collectively evaluated for impairment	170,561	120,149	39,229	243,123	67,652	20,941	4,174	665,829
Total ending loan balance	$170,646	$120,256	$39,229	$247,543	$67,652	$20,941	$4,174	$670,441

The following table presents the balance in the ALLL and the recorded investment in loans and leases by portfolio segment and based on impairment method as of December 31, 2018:

		Real Estate				Consumer
	Commercial	Single- family	Multi- family	Commercial	Construction	Home Equity lines of credit	Other	Total
ALLL:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$-	$-	$-	$22	$-	$-	$-	$22
Collectively evaluated for impairment	1,819	1,061	612	2,252	739	410	97	6,990
Total ending allowance balance	$1,819	$1,061	$612	$2,274	$739	$410	$97	$7,012

Loans:
Individually evaluated for impairment	100	$110	$-	$2,951	$-	$-	$-	$3,161
Collectively evaluated for impairment	126,787	118,276	47,651	170,484	61,792	23,961	5,583	554,534
Total ending loan balance	$126,887	$118,386	$47,651	$173,435	$61,792	$23,961	$5,583	$557,695

Individually Evaluated For Impairment By Class Of Loans

The following table presents loans individually evaluated for impairment by class of loans as of and for the year ended December 31, 2019. The unpaid principal balance is the contractual principal balance outstanding. The recorded investment is the unpaid principal balance adjusted for partial charge-offs, purchase premiums and discounts, deferred loan fees and costs. Cash payments of interest on these loans during the twelve months ended December 31, 2019 totaled $168.

	Unpaid Principal Balance	Recorded Investment	ALLL Allocated	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Real estate:
Commercial:
Owner occupied	$-	$-	$-	$111	$6
Total with no allowance recorded	-	-	-	111	6

With an allowance recorded:
Commercial	85	85	1	92	-
Real estate:
Single-family residential	107	107	1	108	6
Commercial:
Non-owner occupied	4,420	4,420	33	4,194	154
Total with an allowance recorded	4,612	4,612	35	4,394	160
Total	$4,612	$4,612	$35	$4,505	$166

The following table presents loans individually evaluated for impairment by class of loans as of and for the year ended December 31, 2018. The unpaid principal balance is the contractual principal balance outstanding. The recorded investment is the unpaid principal balance adjusted for partial charge-offs, purchase premiums and discounts, deferred loan fees and costs. Cash payments of interest on these loans during the twelve months ended December 31, 2018 totaled $192.

	Unpaid Principal Balance	Recorded Investment	ALLL Allocated	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Real estate:
Commercial:
Owner occupied	$379	$125	$-	$130	$21
Total with no allowance recorded	379	125	-	130	21

With an allowance recorded:
Commercial (1)	100	100	-	185	4
Real estate:
Single-family residential (1)	110	110	-	113	6
Commercial:
Non-owner occupied	2,826	2,826	22	2,837	157
Owner occupied	-	-	-	131	7
Total with an allowance recorded	3,036	3,036	22	3,266	174
Total	$3,415	$3,161	$22	$3,396	$195

(1)	Allowance recorded is less than $1 resulting in rounding to zero

Recorded Investment In Nonaccrual Loans By Class Of Loans

	2019	2018
Loans past due over 90 days still on accrual	$-	$-
Nonaccrual loans:
Commercial	85	100
Real estate:
Single-family residential	550	167
Commercial:
Non-owner occupied	1,689	-
Consumer:
Home equity lines of credit:
Originated for portfolio	36	-
Purchased for portfolio	79	89
Other consumer	-	21
Total nonaccrual	2,439	377
Total nonperforming loans	$2,439	$377

Aging Of Recorded Investment In Past Due Loans By Class Of Loans

The following table presents the aging of the recorded investment in past due loans and leases by class of loans as of December 31, 2019:

	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Nonaccrual Loans Not > 90 days Past Due
Commercial	$-	$71	$-	$71	$170,575	$85
Real estate:
Single-family residential	2,453	261	426	3,140	117,116	124
Multi-family residential	-	-	-	-	39,229	-
Commercial:
Non-owner occupied	-	-	1,689	1,689	138,762	-
Owner occupied	-	-	-	-	81,871	-
Land	-	-	-	-	25,221	-
Construction	304	-	-	304	67,348	-
Consumer:
Home equity lines of credit:
Originated for portfolio	-	-	22	22	20,713	14
Purchased for portfolio	-	-	-	-	206	79
Other	-	-	-	-	4,174	-
Total	$2,757	$332	$2,137	$5,226	$665,215	$302

The following table presents the aging of the recorded investment in past due loans and leases by class of loans as of December 31, 2018:

	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Nonaccrual Loans Not > 90 days Past Due
Commercial	$-	$-	$-	$-	$126,887	$100
Real estate:
Single-family residential	597	-	23	620	117,766	144
Multi-family residential	-	-	-	-	47,651	-
Commercial:
Non-owner occupied	-	-	-	-	122,465	-
Owner occupied	-	-	-	-	43,087	-
Land	-	-	-	-	7,883	-
Construction	-	-	-	-	61,792	-
Consumer:
Home equity lines of credit:
Originated for portfolio	474	-	-	474	23,119	-
Purchased for portfolio	-	33	-	33	335	89
Other	-	-	21	21	5,562	-
Total	$1,071	$33	$44	$1,148	$556,547	$333

Schedule Of Debtor Troubled Debt Restructuring, Subsequent Periods

	2019	2018
Commercial	$85	$100
Total	$85	$100

Recorded Investment In Loans By Risk Category And Class Of Loans

The recorded investment in loans and leases by risk category and by class of loans as of December 31, 2019 and based on the most recent analysis performed follows.  There were no loans rated doubtful at December 31, 2019.

	Not Rated	Pass	Special Mention	Substandard	Total
Commercial	$-	$168,617	$1,424	$605	$170,646
Real estate:
Single-family residential	119,707	-	-	549	120,256
Multi-family residential	-	39,081	-	148	39,229
Commercial:
Non-owner occupied	67	134,466	1,498	4,420	140,451
Owner occupied	-	79,773	2,098	-	81,871
Land	-	25,221	-	-	25,221
Construction	1,855	65,797	-	-	67,652
Consumer:
Home equity lines of credit:
Originated for portfolio	20,681	-	-	54	20,735
Purchased for portfolio	127	-	-	79	206
Other	4,174	-	-	-	4,174
	$146,611	$512,955	$5,020	$5,855	$670,441

The recorded investment in loans and leases by risk category and class of loans as of December 31, 2018 follows.  There were no loans rated doubtful at December 31, 2018.

	Not Rated	Pass	Special Mention	Substandard	Total
Commercial	$-	$123,369	$2,651	$867	$126,887
Real estate:
Single-family residential	118,219	-	-	167	118,386
Multi-family residential	-	47,072	425	154	47,651
Commercial:
Non-owner occupied	76	119,843	1,701	845	122,465
Owner occupied	-	39,747	2,252	1,088	43,087
Land	-	7,883	-	-	7,883
Construction	3,279	58,513	-	-	61,792
Consumer:
Home equity lines of credit:
Originated for portfolio	23,525	-	-	68	23,593
Purchased for portfolio	279	-	-	89	368
Other	5,562	-	-	21	5,583
	$150,940	$396,427	$7,029	$3,299	$557,695

Components Of Net Investment In Direct Financing Leases

	December 31, 2019	December 31, 2018
Total minimum lease payments to be received	$5,252	$6,045
Less: unearned income	(473)	(642)
Net investment in direct financing leases	$4,779	$5,403

(1)	There were no initial direct costs associated with these leases

Summary Of Future Minimum Lease Payments Receivable

2020	$793
2021	793
2022	793
2023	1,563
2024	1,310
$5,252